Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453

February 5, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
    Allianz Variable Insurance Products Trust
    File Nos. 333-83423 and 811-09491
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Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 27 to Form N-1A for the above-referenced Registrant. The purpose of this filing is to add disclosure to the prospectus and SAI describing the availability of new investment options being added to the trust and to add new summary disclosure pursuant to revised Form N-1A. Other miscellaneous non-material disclosure has also been added.

The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking any action with respect to the filing. The Company cannot raise the fact that the staff reviewed the filing as a defense to an action by the Commission or another person arising out of the Federal securities laws and does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

Manually executed signature pages and consents executed prior to the time of this electronic filing will be retained by the Company for five years. Financial statements, related financial disclosures, and exhibits not filed herewith will be filed by amendment in a subsequent 485(b) filing.

For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the Registration Statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management and a paper copy is being sent by overnight mail.

If you have any questions or comments, please feel free to contact the undersigned.


Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ Erik Nelson
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